Unearned Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Unearned Revenue [Abstract]
Unearned revenue, revenue recognized	$ 1,030	$ 1,150